FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
Schedule of fair value, assets measured on recurring basis

		Fair value measurement at reporting date using
		Quoted prices in active	Significant other	Significant
		markets for identical assets	observable inputs	unobservable inputs
Description	Fair value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
	(in thousands)
As of December 31, 2022
Short-term investments
—Wealth management products	2,665,047	—	2,665,047	—

As of December 31, 2023
Short-term investments
—Wealth management products	2,783,212	—	2,783,212	—
—Listed equity securities	1,325	1,325	—	—
Long-term investments
—Wealth management products	354,135	—	354,135	—
—Unlisted equity securities	149,588	—	—	149,588